29. Collateral for crude oil exploration concession agreements	12 Months Ended
Dec. 31, 2020
Marketable Securities1
Collateral for crude oil exploration concession agreements
29.	Collateral for crude oil exploration concession agreements

The Company has granted collateral to ANP in connection with the performance of the Minimum Exploration Programs established in the concession agreements for petroleum exploration areas in the total amount of US$ 1,631 of which US$ 1,543 were still in force as of December 31, 2020, net of commitments undertaken. The collateral comprises crude oil from previously identified producing fields, pledged as collateral, amounting to US$ 1,256 and bank guarantees of US$ 287.